--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================







Dear Shareholder:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. for the year ended October 31, 1999.

The Fund had net assets of $614,807,786 and 4,784 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff




Steven W. Duff

President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                              Value                 Standard
   Amount                                                                            Yield           (Note 1)    Moody's    & Poor's
   ------                                                                            -----            ------     -------     -------
Variable Rate Demand Instruments - Participations (1.86%)
------------------------------------------------------------------------------------------------------------------------------------
 $   566,665   The Bank of New York LOC covering four issues
               due 11-03-99 through 05-01-01                                    4.86% to 4.95%     $    566,665   P1         A1+
   9,666,841   Chase Manhattan Bank LOC covering six issues
               due 11-01-99 through 05-01-13                                    4.53% to 5.36%        9,666,841   P1         A1+
     240,609   The First National Bank of Maryland LOC covering three issues
               due 12-15-00 through 09-15-02                                         4.95%              240,609   P1         A1
     975,000   PNC Bank, N.A. LOC covering one issue due  07-01-03                   6.90%              975,000   P1         A1
 -----------                                                                                       ------------
  11,449,115   Total Variable Rate Demand Instruments - Participations                               11,449,115
 -----------                                                                                       ------------
Variable Rate Demand Instruments - Private Placements (8.87%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,180,000   Banc One Arizona LOC covering two issues
               due 07-31-04 through 04-01-05                                         5.36%         $  1,180,000   P1         A1
   1,500,000   Banque Nationale de Paris LOC covering one issue
               due 12-01-00                                                          4.95%            1,500,000   P1         A1+
     734,904   Comerica Bank - Detroit LOC covering four issues
               due 02-01-00 through 05-01-05                                         4.95%              734,904   P1         A1
   2,000,000   Creditanstalt-Bankverein LOC covering one issue
               due 06-01-10                                                          4.95%            2,000,000   P1         A1+
   1,500,000   Dresdner Bank AG LOC covering one issue due 12-28-14                  4.80%            1,500,000   P1         A1+
   5,370,000   The First National Bank of Maryland LOC covering two issues
               due 07-01-04 through 12-01-20                                    3.50% to 5.36%        5,370,000   P1         A1
   2,419,345   The Huntington National Bank LOC covering one issue
               due 10-01-05                                                          5.61%            2,419,345   P1         A1
   1,015,000   Key Bank, N.A. LOC covering one issue due 07-01-15                    4.95%            1,015,000   P1         A1
      19,074   NationsBank, N.A. LOC covering one issue due 12-01-99                 5.36%               19,074   P1         A1
     343,000   Norwest Bank, N.A. LOC covering two issues
               due 07-01-00 through 07-01-01                                    5.11% to 5.36%          343,000   P1         A1+
   1,873,000   PNC Bank, N.A. LOC covering two issues
               due 12-01-00 through 06-30-02                                         5.36%            1,873,000   P1         A1+
  11,031,500   Seattle-First National Bank
               LOC Backed by Bank of America NT & SA LOC
               covering five issues due 01-01-05 through 11-15-15                    5.36%           11,031,500   P1         A1
   4,000,000   Societe Generale LOC covering one issue due 11-01-05                  4.95%            4,000,000   P1         A1+
  11,101,000   Union Bank of California LOC covering three issues
               due 12-01-15                                                          4.95%           11,101,000   P1         A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                              Value                 Standard
   Amount                                                                            Yield           (Note 1)    Moody's    & Poor's
   ------                                                                            -----            ------     -------     -------
Variable Rate Demand Instruments - Private Placements (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,200,000   Wells Fargo Bank, N.A. LOC covering two issues
               due 12-15-04 through 08-01-05                                         5.03%         $  1,200,000   P1        A1+
   3,750,000   York Bank and Trust LOC covering one issue
               due 12-01-14                                                          3.45%            3,750,000   P1        A1
   5,500,401   Zion's National Bank Liquidity Facility covering one issue
               due 12-10-15                                                          5.36%            5,500,401   P1        A2
 -----------                                                                                       ------------
  54,537,224   Total Variable Rate Demand Instruments - Private Placements                           54,537,224
 -----------                                                                                       ------------

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Tax Exempt Investments (20.76%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 5,000,000   Allegheny County, Port Authority GAN                             06/30/00    3.23%   $ 5,023,040     MIG-1
   4,000,000   Belknap County, NH TAN (b)                                       12/29/99    3.25      4,000,627
   1,040,000   Burleigh County, ND Bismarck Public School District (b)          05/01/00    3.19      1,045,535
   7,370,000   Campbell County, WY
               School District Number 1 TAW - Series 1997 (b)                   06/28/00    3.30      7,388,663
   5,000,000   Cheshire County, NH TAN (b)                                      12/27/99    3.15      5,001,215
   5,300,000   City of Fall River, MA BAN                                       03/15/00    3.10      5,306,627     MIG-1
   4,650,000   City of Lawrence, KS GO Temporary Notes - Series 1999            06/01/00    3.20      4,650,000     MIG-1
   4,460,000   City of Lawrence, KS GO Temporary Notes - Series 1999            10/01/00    3.80      4,460,000     MIG-1
   9,030,000   City of Westbrook, Maine GO BAN - Series 1999                    06/30/00    3.46      9,031,672     MIG-1     SP-1+
   4,000,000   Erie County, PA TAN (b)
               LOC PNC Bank, N.A.                                               12/30/99    3.06      4,003,448
   4,000,000   Gwinnett County, GA School Construction Sales Tax Notes          12/31/99    3.10      4,002,061     MIG-1
   4,000,000   Indiana Bond Bank Advanced Funding                               01/19/00    2.94      4,004,471     MIG-1     SP-1+
   1,245,000   Iowa Higher Education Loan Authority (William Penn College) (b)
               LOC Mercantile National Bank                                     05/24/00    3.15      1,246,011
   5,000,000   Kentucky Interlocal School TRAN                                  06/30/00    3.49      5,014,269     MIG-1     SP-1+
   5,000,000   Linn County, IA
               Cedar Rapids Community School District - Series 1999 (b)         07/07/00    3.35      5,001,633
   2,500,000   Minnesota Tax and Aid Borrowing Program                          02/24/00    2.95      2,500,000     MIG-1
   3,910,000   Missouri HEFA (Drury College)                                    04/29/00    3.13      3,915,961               SP-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Tax Exempt Investments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,055,000  Missouri HEFA (Kirksville College of Osteopa)                    04/29/00    3.13%   $  2,058,133              SP-1+
    1,200,000  Montgomery County, PA GO Bond (b)                                07/15/00    3.30       1,200,000
    3,610,000  Multinomah County, OR School District #1
               Insured by MBIA Insurance Corp.                                  06/01/00    3.22       3,610,400     Aaa      AAA
    3,000,000  Municipality of Anchorage, AK GO TAN                             01/04/00    2.91       3,004,083    MIG-1     SP-1+
    2,100,000  Palmyra-Eagle School District, WI TRAN (b)                       10/10/00    3.89       2,101,326
    1,390,000  Pennsylvania Intergovernmental (Philadelphia Funding Program)
               Insured by FGIC                                                  06/15/00    3.17       1,400,472     Aaa      AAA
    5,000,000  Racine Unified School District TRAN                              07/06/00    3.40       5,007,042    MIG-1
    1,000,000  Richmond County, GA Board of Education GO Bond (b)               03/01/00    3.23       1,003,871
    2,950,000  Spartanburg, SC School District #1 GO BAN - Series 1999 (b)      06/01/00    3.29       2,952,482
    3,000,000  State of Missouri Development  RB (Science City Union Station) (b)
               LOC Canadian Imperial Bank of Commerce                           12/01/99    2.92       3,002,658
   12,000,000  State of Texas State TRAN                                        08/31/00    3.65      12,076,741    MIG-1     SP-1+
    1,148,177  Stratford County, NH BAN (b)                                     04/14/00    3.30       1,150,212
    2,740,000  Summitt County, OH BAN                                           11/18/99    2.96       2,740,773    MIG-1     SP-1+
    2,500,000  Watertown, WI Unified School District (b)                        11/01/00    3.84       2,502,400
    5,000,000  Weber County, UT TRAN (b)                                        12/30/99    3.10       5,002,751
    3,250,000  Wiscosin School District (b)                                     09/28/00    4.03       3,250,000
 ------------                                                                                       ------------
  127,448,177  Total Other Tax Exempt Investments                                                    127,658,577
 ------------                                                                                       ------------
Other Variable Rate Demand Instruments (c) (54.32%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 11,400,000  Angelina & Neches River, TX
               Industrial Development Corporation Solid Waste RB
               LOC Credit Suisse First Boston                                   05/01/14    3.60%   $ 11,400,000      P1
    4,700,000  Brazos River, TX Harbor Naval District
               (Badishce Corporation Facility)
               LOC Credit Suisse First Boston                                   12/01/19    3.70       4,700,000              A1+
    2,200,000  Carlton, WI Pollution Control RB
               (Wisconsin Power & Light)                                        09/01/05    3.50       2,200,000      P1      A1+
    3,495,000  Chelan County, WA Public Utilities District #001
               (Chelan Hydro Project) - Series A
               Insured by MBIA Insurance Corp.                                  06/01/15    3.50       3,495,000    VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,100,000   Citrus Park Community Development
               LOC Dresdner Bank                                                11/01/16    3.35%   $ 2,100,000     VMIG-1
   1,000,000   City of Atlantic Beach, FL (Fleet Landing Project) RB
               LOC Bank of America                                              10/01/24    3.60      1,000,000     VMIG-1
   3,000,000   City of Baltimore, MD PCRB
               LOC Toronto-Dominion Bank                                        02/01/00    3.50      3,000,000               A1+
   5,300,000   City of Burlington, KS Environmental Improvement
               (Kansas City Power & Light Co.)                                  09/01/15    3.65      5,300,000     VMIG-1    A1
   3,000,000   City of Jacksonville, FL (Health Science Center) - Series 1989
               LOC Bank of America                                              07/01/19    3.80      3,000,000     VMIG-1
   7,000,000   City of Valdez, AK Marine Terminal TRAN - Series 1994B           05/01/31    3.40      7,000,000     VMIG-1    A1
   6,420,000   Clarksville, TN Public Building Authority Pooled Financing RB
               LOC Bank of America                                              06/01/24    3.60      6,420,000               A1+
   3,100,000   Connecticut State Health & Education Finance Authority
               (Yale University)                                                07/01/29    3.40      3,100,000     VMIG-1    A1+
   4,900,000   Cuyahoga County, OH HRB (The Cleveland Clinic Foundation)
               Insured by AMBAC Indemnity Corp.                                 01/01/16    3.45      4,900,000     VMIG-1    A1+
  14,600,000   DeKalb County, GA Housing Authority
               LOC Bank of Montreal                                             12/01/07    3.50     14,600,000               A1+
   1,500,000   Delaware County, PA (British Petroleum Oil)                      12/01/09    3.60      1,500,000       P1      A1+
   2,700,000   District of Columbia (George Washington University)
               LOC Bank One                                                     03/01/06    3.60      2,700,000     VMIG-1
   9,800,000   Emmaus, PA General Authority Local Government Revenue
               Bond Pool Project - Series 1989 G-14
               LOC Bayerische Landesbank                                        03/01/24    3.55      9,800,000               A1+
   2,000,000   Florida HFA MHRB - Series TT
               LOC Citibank                                                     12/01/07    3.50      2,000,000               A1+
   6,350,000   Florida Housing Finance Agency (Springs Colony )
               Guaranteed by Federal National Mortgage Association              09/15/26    3.40      6,350,000               A1+
   3,000,000   Florida MHRB (Monterey Meadow Apartments) - Series 1985 YY
               LOC Citibank                                                     12/01/07    3.50      3,000,000               A1+
   5,000,000   Florida State Municipal Power Agency (Stanton Project)
               Insured by MBIA Insurance Corp.                                  10/01/19    3.40      5,000,000               A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,250,000   Franklin County, OH RB
               (The Villas at Saint Therse Project) - Series 1997F (b)
               LOC Fifth Third Bank                                             10/01/22    3.60%   $ 2,250,000
   1,000,000   Greensboro, NC Variable Public Improvement - Series B            04/01/14    3.50      1,000,000     VMIG-1    A1+
   2,000,000   Gulf Coast, TX Waste Disposal (Armco Inc. Project) (b)
               LOC Chase Manhattan Bank                                         12/01/08    3.60      2,000,000
   1,000,000   Highlands County, FL Health Facilities
               (Adventist Health/ Sunbelt) - Series 1996                        10/01/26    3.55      1,000,000     VMIG-1    A1+
     720,000   Hillsborough County, FL IDA (ADP Inc. Project) (b)               02/01/01    3.85        720,000
   6,250,000   Hillsborough County, FL IDA (Tampa Electric Company Gannon)      05/15/18    3.55      6,250,000     VMIG-1    A1+
   4,700,000   Illinois Charitabulls Development Finance Authority
               (James Jordan Boys & Girls
               Club & Family Life Center Project) - Series 1995
               LOC American National Bank & Trust Company of Chicago/
               LaSalle National Bank                                            08/01/30    3.45      4,700,000               A1+
   5,000,000   Illinois HFFA RB  (St. Lukes Medical Center)
               Insured by MBIA Insurance Corp.                                  11/15/23    3.45      5,000,000     VMIG-1    A1+
   6,000,000   Illinois IDFA Chicago Educational Television - Series 1994A
               LOC Harris Trust & Savings Bank                                  11/01/14    3.45      6,000,000     VMIG-1
  19,400,000   Illinois Museum of Contemporary Art 1994
               LOC Northern Trust\Harris Trust\LaSalle National\
               National Bank of Detroit                                         02/01/29    3.45     19,400,000     VMIG-1    A1+
   3,000,000   Jackson County, MI EDC (Thrifty Leoni) (b)
               LOC Bank One                                                     12/01/14    3.67      3,000,000
   2,400,000   Jacksonville, FL HFA (River Garden Project)
               LOC First  Union National Bank                                   02/01/18    3.45      2,400,000               A1
   5,000,000   Kentucky EDFA (Pooled Hospital Loan Program)                     08/01/18    3.65      5,000,000               A1+
   5,000,000   Lubbock, TX Educational Facilities Authority
               (Lubbock Christian University)                                   05/01/29    3.55      5,000,000     VMIG-1
  16,665,000   Massachusetts State HEFA RB (Harvard University)                 08/01/17    3.34     16,665,000     VMIG-1    A1+
   3,500,000   Massachusetts Health and Education Finance Authority
               (Harvard University) - Series Q-3                                09/01/40    3.34      3,500,000     VMIG-1    A1+
   5,000,000   Mecklenburg County, NC Variable Revenue Bonds - Series C         02/01/17    3.40      5,000,000     VMIG-1    A1
     570,000   Mecklenburg County, NC PCFA (Aplix, Inc.) (b)
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/99    3.45        570,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,100,000   Michigan Strategic Fund Limited Obligation RB
               (Detroit Edison Co.) - Series CC
               LOC Barclays Bank PLC                                            09/01/30    3.50%   $ 1,100,000       P1      A1+
   5,310,000   Missouri State HEFA (Barnes Hospital)
               LOC Morgan Guaranty Trust Company                                12/01/15    3.40      5,310,000     VMIG-1    A1+
   4,430,000   Montgomery County, MD EDC RB
               (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
               LOC First National Bank of Maryland                              01/01/16    3.53      4,430,000               A1
   1,900,000   Montgomery County, TX IDRB
               (Houston Area Residential Center project) - Series 1985
               LOC Banque Nationale de Paris                                    12/01/15    3.65      1,900,000               A1
  13,600,000   Montgomery County, TX MHRB Housing Opportunity
               (Oakwood-Gainsburg)
               Guaranteed by Freddie Mac                                        11/01/07    3.45     13,600,000               A1+
     900,000   New Mexico State Highway Commission
               Adjustable Tender Subordinate Lien
               Tax Revenue Highway Bonds - Series 1996
               Insured by FSA                                                   06/15/11    3.45        900,000     VMIG-1    A1+
   7,800,000   North Carolina Medcare Commission Hospital Revenue Bonds
               (Duke University) - Series A                                     06/01/23    3.45      7,800,000     VMIG-1    A1+
   4,400,000   Orange County, FL Health Facilities - Adventist
               LOC SunTrust Bank                                                11/15/14    3.55      4,400,000     VMIG-1    A1+
   5,115,000   Orange County, FL HFA MHRB (Post Fountains Project)
               Guaranteed by Federal National Mortgage Association              06/01/25    3.55      5,115,000               A1+
   6,000,000   Orange County, FL HFA RB (Smokewood/SunKey Apartments)
               LOC Citibank                                                     12/01/22    3.50      6,000,000               A1+
   5,800,000   Oregon State GO - Series 73F
               LOC Bayerische Landesbank                                        12/01/17    3.45      5,800,000     VMIG-1    A1+
   2,000,000   Palm Beach County, FL RB
               (Jewish Community Campus Corporation)
               Insured by AMBAC Indemnity Corp.                                 03/01/27    3.40      2,000,000               A1+
   7,500,000   Palm Beach County, FL IDRB (Northern Gallery of Art Project)
               LOC Northern Trust                                               05/01/25    3.40      7,500,000               A1+
   2,200,000   Pacificorp Project - Series 1991 (Utah Pollution Control)
               LOC Credit Suisse First Boston                                   07/01/15    3.45      2,200,000       P1      A1+
   8,000,000   Pasco County, FL School Board COPS
               Insured by AMBAC Indemnity Corp.                                 08/01/26    3.45      8,000,000     VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   900,000   Penninsula Port Authority of Virginia Coal Terminal RB
               (Dominion Terminal Project) - 1987D
               LOC Barclays Bank PLC                                            07/01/16    3.55%   $   900,000       P1
   1,200,000   Petersburg, VA HRB
               LOC First Union National Bank                                    07/01/17    3.60      1,200,000               A1
     900,000   Philadelphia, PA Hospital & Higher Facility HRB
               (Friends Hospital) - Series A (b)
               LOC PNC Bank, N.A.                                               03/01/06    3.60        900,000
   7,350,000   Phoenix, AZ IDA MHRB Refunding
               (Bell Square Apartments Project) - Series 1995
               LOC General Electric Capital Corporation                         06/01/25    3.60      7,350,000               A1+
   3,500,000   Phoenix, AZ IDA MHRB Refunding
               (Paradise Lake Apartments Project) - Series 1995
               LOC General Electric Capital Corporation                         07/01/25    3.60      3,500,000               A1+
   4,815,000   Pinellas County, FL Health Facilities (St. Mark's Village Project)
               LOC Bank of America                                              03/01/17    3.50      4,815,000               A1+
   1,100,000   Pitkin County, CO IDRB
               (Aspen Skiing Co.)
               LOC Bank One                                                     04/01/16    3.50      1,100,000               A1+
   2,675,000   Polk County, FL IDRB (Fertilizer Project)
               LOC Rabobank Nederland                                           02/01/00    3.50      2,675,000       P1
   1,300,000   Port of Corpus Christi, TX (Reynolds Metals Co. Project)
               LOC Westdeutche Landesbank                                       09/01/14    3.45      1,300,000       P1      A1+
   2,550,000   Prince George County, MD EDC RB (b)
               LOC Fleet National Bank & Trust                                  09/30/15    5.36      2,550,000
   1,000,000   Raleigh Durham, NC Airport Authority
               (American Airlines) - Series 1995A
               LOC Bank of America                                              11/01/05    3.55      1,000,000               A1+
     950,000   Richmond, VA Capital Region Airport
               (Richmond International Airport)
               Insured by AMBAC Indemnity Corp.                                 07/01/25    3.60        950,000     VMIG-1    A1+
     200,000   Richmond, VA Union University
               LOC Bank of America                                              12/01/07    3.60        200,000               A1+
   2,615,000   St. Cloud, MN Commercial Development (Kelly Inn Project) (b)
               LOC First Bank of South Dakota                                   04/01/13    3.60      2,615,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,900,000  Salina, KS (Dillards Project) (b)
               LOC Bank of America                                              12/01/14    3.80%   $  2,900,000
    1,600,000  Salt Lake City, UT PCRB
               (Service Station Holdings - British Petroleum Oil)               08/01/07    3.60       1,600,000      P1      A1+
    1,400,000  Salt Lake City, UT PCRB
               (Service Station Holdings - British Petroleum Oil)               02/01/08    3.50       1,400,000      P1      A1+
    4,500,000  San Antonio, TX IDA (Rivercenter Project) (b)
               LOC PNC Bank, N.A.                                               12/01/12    3.60       4,500,000
    2,130,000  Sarpy County, NE PCRB
               (Allied Signal, Inc. Project) - Series 1995                      07/01/13    3.60       2,130,000              A1
    2,000,000  Southgate, MI EDC EDRB (Trust Realty Corporation Project)
               LOC Bankers Trust Company                                        10/01/18    3.67       2,000,000              A1
    2,000,000  Southwest Higher Education Authority Inc.
               (Southern Methodist University)
               LOC Landesbank Hessen                                            07/01/15    3.55       2,000,000    VMIG-1
    5,100,000  State of Ohio Environmental Improvement
               (U.S. Steel Corp. USX)
               LOC PNC Bank, N.A.                                               12/01/01    3.90       5,100,000      P1
    2,800,000  State of Oregon (Eagle Picher Industries)
               LOC ABN AMRO Bank                                                12/01/04    3.45       2,800,000      P1      A1+
    3,000,000  Tampa, FL Health Care Facilities
               (Lifelink Foundation Inc. Project) (b)
               LOC SunTrust Bank                                                08/01/22    3.60       3,000,000
    1,675,000  Terre Haute, IN EDRB
               (Westminster Village Terre Haute Inc.) (b)
               LOC Huntington National Bank                                     07/01/01    3.97       1,675,000
    1,900,000  University of North Florida Capital Improvement
               LOC First Union National Bank                                    11/01/24    3.55       1,900,000    VMIG-1
      825,000  Virginia College Building Authority
               (University of Richmond Project)                                 11/01/26    3.45         825,000    VMIG-1
    2,000,000  Volusia County, FL HFA  S.W. (Volusia Hospital)
               LOC First Union National Bank                                    11/15/23    3.45       2,000,000      A1
    1,000,000  Wake County, NC Industrial Facilities PCFA
               (Carolina Power & Light Co.)
               LOC Wachovia Bank & Trust Co., N.A.                              05/01/15    3.45       1,000,000      P1      A1+
 ------------                                                                                       ------------
  333,960,000  Total Other Variable Rate Demand Instruments                                          333,960,000
 ------------                                                                                       ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Put Bonds (d) (2.85%)
------------------------------------------------------------------------------------------------------------------------------------
 $  9,995,000  DeKalb County, GA MHRB - Series 1985L
               LOC Amsouth Bank N.A.                                            12/01/99    3.00%   $  9,995,000              A1+
    2,500,000  Nashville & Davidson County, TN
               (Vanderbuilt University) - Series 1985A                          01/15/00    3.10       2,500,000     MIG-1    A1+
    5,000,000  Regents of the University of Colorado
               (Master Lean Purchase Agreement)
               LOC Bayerische Landesbank                                        07/01/00    3.50       5,000,000    VMIG-1    A1+
 ------------                                                                                       ------------
   17,495,000  Total Put Bonds                                                                        17,495,000
 ------------                                                                                       ------------
Revenue Bond (0.33%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  State of Oregon Housing and Community Services
               (Single Family Mortgage Program)
               Collateralized by U.S. Government Securities                     11/02/00    3.85 %  $  2,000,000     MIG-1
 ------------                                                                                       ------------
    2,000,000  Total Revenue Bond                                                                      2,000,000
 ------------                                                                                       ------------
Tax Exempt Commercial Paper (11.15%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,700,000  Alleghany PA IDA (Duquense Light Company)
               LOC Canadian Imperial Bank of Commerce                           11/18/99    3.60%   $  2,700,000              A1+
    8,000,000  Baltimore, MD Metropolitan District BAN - Series 1995
               (Kansas City Power and Light Company Project)                    11/10/99    3.25       8,000,000      P1      A1+
    5,000,000  City of Philadelphia, PA Gas Works
               LOC Canadian Imperial Bank of Commerce                           11/09/99    3.35       5,000,000      P1      A1+
    3,500,000  County of Trimble, KY (Louisville Gas & Electric Company)        11/15/99    3.55       3,500,000    VMIG-1    A1
    4,000,000  County of Trimble, KY (Louisville Gas & Electric Company)        02/16/00    3.70       4,000,000    VMIG-1    A1
    1,000,000  Delta County, MI Educational Development Corporation
               (Mead Paper) - Series B
               LOC Union Bank of Switzerland                                    11/18/99    3.25       1,000,000      P1
    5,000,000  Development Authority of Burke County, GA
               (Ogelthorpe Power ) - Series 1998A
               Insured by AMBAC Indemnity Corp.                                 11/09/99    3.35       5,000,000     MIG-1    A1+
    1,854,000  Harris County, TX                                                02/09/00    3.50       1,854,000      P1      A1+
    2,000,000  Illinois Health Facilities Authorities Revenue Bonds
               (Rush-presbyterian St. Luke's)
               LOC Northern Trust                                               11/09/99    3.30       2,000,000    VMIG-1    A1+
    4,000,000  Jacksonville, FL PCRB (Florida Power & Light) - Series 1992     11/04/99     3.35       4,000,000      P1      A1+
    3,000,000  King County, WA                                                  11/16/99    3.40       3,000,000      P1      A1
    9,000,000  King County, WA Director's Association
               LOC Key Bank, N.A.                                               04/10/00    3.83       8,849,062      P1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,160,000  Rochester, MN (Mayo Foundation) - Series 1998E                   11/17/99    3.30%   $  2,160,000              A1+
    2,800,000  Sarasota County, FL Public Hospital RB
               (Sarasota Memorial Hospital)
               LOC Sun Trust Bank                                               02/22/00    3.70       2,800,000    VMIG-1    A1+
    5,000,000  Sunshine State Government Finance
               Commission Revenue Bonds - Series 1986
               Insured by AMBAC Indemnity Corp.                                 11/08/99    3.35       5,000,000    VMIG-1
    5,000,000  State of Wisconsin                                               02/16/00    3.60       5,000,000      P1      A1+
    4,700,000  University of Southern Indiana (Student Fees ) - Series G
               LOC Bank One                                                     02/01/00    3.70       4,700,000     MIG-1    A1+
 ------------                                                                                       ------------
   68,714,000  Total Tax Exempt Commercial Paper                                                      68,563,062
 ------------                                                                                       ------------
               Total Investments (100.14%) (Cost $615,662,978+)                                     $615,662,978
               Liabilities in Excess of Cash and Other Assets (-0.14%)                              (    855,192)
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $614,807,786
                                                                                                    ============
               Net asset value, offering and redemption price per share:
               Class A shares, 323,188,061 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============
               Class B shares, 291,787,621 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============


      +      Aggregate cost for federal income tax purposes is identical.


















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999

================================================================================



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated for the put bonds is the next put date.

KEY:
    BAN      =   Bond Anticipation Note                         HRB      =   Hospital Revenue Bond
    COPS     =   Certificate of Participations                  IDA      =   Industrial Development Authority
    EDC      =   Economic Development Corporation               IDFA     =   Industrial Development Finance Authority
    EDFA     =   Economic Development Finance Authority         IDRB     =   Industrial Development Revenue Bond
    EDRB     =   Economic Development Revenue Bond              LOC      =   Letter of Credit
    FGIC     =   Financial Guaranty Insurance Company           MHRB     =   Multifamily Housing Revenue Bond
    FSA      =   Financial Security Assurance                   PCFA     =   Pollution Control Finance Authority
    GO       =   General Obligation                             PCRB     =   Pollution Control Revenue Bond
    GAN      =   Grant Anticipation Note                        RB       =   Revenue Bond
    HEFA     =   Hospital & Education Finance Authority         TAN      =   Tax Anticipation Note
    HFA      =   Housing Finance Authority                      TAW      =   Tax Anticipation Warrant
    HFFA     =   Health Facility Finance Authority              TRAN     =   Tax and Revenue Anticipation Note





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999

================================================================================






 INVESTMENT INCOME

 Income:

    Interest................................................................................  $    21,642,591
                                                                                               --------------

 Expenses: (Note 2)

    Investment management fee...............................................................        2,087,052

    Administration fee......................................................................        1,348,557

    Distribution fee (Class A)..............................................................          942,547

    Custodian expenses......................................................................          101,971

    Shareholder servicing and related shareholder expenses..................................          576,475

    Legal, compliance and filing fees.......................................................          133,861

    Audit and accounting....................................................................          197,157

    Directors' fees.........................................................................           27,137

    Other...................................................................................           46,616
                                                                                               --------------

      Total expenses........................................................................        5,461,373

      Less: Expense paid indirectly (Note 2)................................................  (         1,338)
                                                                                               --------------

      Net expenses..........................................................................        5,460,035
                                                                                               --------------

 Net investment income......................................................................       16,182,556


 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments....................................................          -0-
                                                                                               --------------

 Increase in net assets from operations.....................................................  $    16,182,556
                                                                                               ==============






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1999 AND 1998

================================================================================



                                                                          1999                       1998
                                                                     ---------------           ---------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................  $     16,182,556          $     17,364,528
    Net realized gain (loss) on investments.......................         -0-                             753
                                                                     ---------------           ---------------
    Increase in net assets from operations........................        16,182,556                17,365,281
 Dividends to shareholders from net investment income
    Class A.......................................................  (      9,004,964)*        (     10,851,302)*
    Class B.......................................................  (      7,177,592)*        (      6,513,226)*
 Capital share transactions (Note 3)
    Class A.......................................................  (     40,209,783)         (     26,615,514)
    Class B.......................................................        61,276,586                57,120,197
                                                                     ---------------           ---------------
        Total increase (decrease).................................        21,066,803                30,505,436
 Net assets:
    Beginning of year.............................................       593,740,983               563,235,547
                                                                     ---------------           ---------------
    End of year...................................................  $    614,807,786          $    593,740,983
                                                                     ===============           ===============

 *  Designated as exempt-interest dividends for federal income tax purposes.












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $321,992 paid to Reich & Tang Services, Inc., an affiliate of the Manager as servicing agent for the Fund. Included under the same caption are expense offsets of $1,338.

3. Capital Stock.

At October 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $614,808,569. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year                                 Year
                                                      Ended                                Ended
                                                 October 31, 1999                     October 31, 1998
 Class A                                         ----------------                     ----------------

 Sold......................................         513,422,609                          718,249,277
 Issued on reinvestment of dividends.......           7,876,240                            9,599,093
 Redeemed..................................      (  561,508,632)                     (   754,463,884)
                                                  -------------                       --------------
 Net increase (decrease)...................      (   40,209,783)                     (    26,615,514)
                                                  =============                       ==============

 Class B

 Sold......................................         576,831,470                          434,799,484
 Issued on reinvestment of dividends.......           6,991,247                            6,175,752
 Redeemed..................................      (  522,546,131)                     (   383,855,039)
                                                  -------------                       --------------
 Net increase (decrease)...................          61,276,586                      (    57,120,197)
                                                  =============                       ==============


4. Sales of Securities.

Accumulated undistributed realized losses at October 31, 1999 amounted to $783. Such losses may be carried forward to offset capital gains through October 31, 2004.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights.




                                                                        Year Ended October 31,
                                                    ---------------------------------------------------------------
 Class A
 -------                                              1999          1998         1997         1996           1995
                                                    --------      --------     --------     --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............    $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                    --------      --------     --------     --------       --------
 Income from investment operations:
   Net investment income........................       0.024         0.029        0.031        0.031          0.034
 Less distributions:
   Dividends from net investment income.........    (  0.024)     (  0.029)    (  0.031)    (  0.031)      (  0.034)
                                                     -------       -------      -------      -------        -------
 Net asset value, end of year...................    $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                    ========      ========     ========     ========       ========
 Total Return...................................       2.42%         2.92%        3.08%        3.09%          3.46%
 Ratios/Supplemental Data
 Net assets, end of year (000)..................    $ 323,100     $ 363,295    $ 389,897    $ 448,647      $ 458,942
 Ratios to average net assets:
   Expenses (Includes expenses paid indirectly).       0.98%         0.94%        0.91%        0.90%          0.89%
   Net investment income........................       2.39%         2.89%        3.03%        3.05%          3.41%
   Expenses paid indirectly.....................       0.00%         0.00%        0.00%        0.01%          0.01%









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)



                                                                        Year Ended October 31,
                                                    ---------------------------------------------------------------
 Class B
 -------                                              1999          1998         1997         1996           1995
                                                    --------      --------     --------     --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.............    $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                    --------      --------     --------     --------       --------
 Income from investment operations:
   Net investment income........................       0.027         0.032        0.033        0.033          0.037
 Less distributions:
   Dividends from net investment income.........    (  0.027)     (  0.032)    (  0.033)    (  0.033)      (  0.037)
                                                     -------       -------      -------      -------        -------
 Net asset value, end of year...................    $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                    ========      ========     ========     ========       ========
 Total Return...................................       2.74%         3.21%        3.34%        3.35%          3.71%
 Ratios/Supplemental Data
 Net assets, end of year (000)..................    $ 291,708     $ 230,446    $ 173,339    $ 160,986      $ 166,700
 Ratios to average net assets:
   Expenses (Includes expenses paid indirectly).       0.67%         0.67%        0.66%        0.66%          0.64%
   Net investment income........................       2.71%         3.15%        3.29%        3.30%          3.66%
   Expenses paid indirectly.....................       0.00%         0.00%        0.00%        0.01%          0.01%













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================






To The Board of Directors and Shareholders
Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Daily Tax Free Income Fund, Inc. (the "Fund") at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended October 31, 1998, including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those financial statements.







PricewaterhouseCoopers LLP
New York, NY
December 3, 1999







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================


On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The report of McGladrey on the financial statements of the Fund for the past fiscal year contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the most recent fiscal year and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.





















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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







DTF1099A


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

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DAILY
TAX FREE
INCOME
FUND, INC.








                                  Annual Report
                                October 31, 1999




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